Exhibit 99.1

BFNS 2022-1

Report to:
BFNS 2022-1

22 June 2022

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants
on Applying Agreed-Upon Procedures

BFNS 2022-1
c/o MaplesFS Limited
PO Box 1093, Queensgate House
Grand Cayman KY1-1102
Cayman Islands

Re:  BFNS 2022-1

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Angel Oak Capital Advisors, LLC (together, the “Specified Parties”), solely to assist BFNS 2022-1 (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of bank subordinated notes (the “Initial Portfolio Assets”) on electronic data file and related decodes prepared by Angel Oak Capital Advisors, LLC (the “Collateral Manager”), on behalf of the Issuer, pursuant to the indenture to be entered into among the Issuer, BFNS 2022-1 LLC ( the “Co-Issuer”, and together with the Issuer, the “Co-Issuers”) and U.S. Bank Trust Company, National Association (the “Trustee”), a draft copy of which we received from the Collateral Manager dated 6 April 2022 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. No other party acknowledged the appropriateness of the procedures. This report may not be suitable for any other purposes. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. We make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

BFNS 2022-1 Page 2

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:
a.
Electronic data file and related decodes that contain information on the Initial Portfolio Assets as of 17June 2022 (the “Pricing Cut-Off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,
c.	Copies of documents from agent banks which contained information on certain Initial Portfolio Assets’ (each, an “Agent Confirmation”),
d.	Copies of certain Portfolio Asset’s preliminary or final note purchase agreements and amendments or supplements thereto (each, a “Note Purchase Agreement”) and
e.	Instructions, assumption and methodologies (the “Assumption”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by the Collateral Manager, on behalf of the Issuer, is collectively referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumption and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Initial Portfolio Assets, (b) questions of legal or tax interpretation, (c) the appropriateness of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumption and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer and (f) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

BFNS 2022-1 Page 3

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Initial Portfolio Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Initial Portfolio Assets,
iii.	Whether the originator of the Initial Portfolio Assets complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Initial Portfolio Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

22 June 2022

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Co‑Issuer’s Class A Senior Secured Fixed/Floating Rate Notes (the “Class A Notes”), Class B Deferrable Mezzanine Secured Fixed/Floating Rate Notes, (the “Class B Notes”, and collectively with the Class A Notes, the “Co‑Issued Notes”) and the Issuer’s Class C Deferrable Subordinate Secured Fixed/Floating Rate Notes (the “Class C Notes” and, together with the Co‑Issued Notes, the “Notes”). Concurrently with the issuance of the Notes, the Issuer will issue Preferred Shares (the “Preferred Shares”, and together with the Notes, the “Securities”).

The Collateral Manager, on behalf of the Issuer, indicated that the Initial Portfolio Assets on the Pricing Date Data File (as defined herein) represent the Initial Portfolio Assets that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Initial Portfolio Assets ultimately purchased on the Closing Date may not include all the Initial Portfolio Assets listed on the Pricing Date Data File (as defined herein) and may include other Initial Portfolio Assets acquired after the Pricing Cut-Off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Initial Portfolio Assets on the Pricing Date Data File (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
We obtained from the Collateral Manager, on behalf of the Issuer, an electronic data file and related decodes containing information on the Initial Portfolio Assets as of the Pricing Cut-Off Date. We compared the Characteristics indicated below, as shown on the electronic data file, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and the Collateral Manager adjusted the information on the electronic data file to correct for differences we noted in performing the procedure described below subject to any qualifications and exceptions stated in the Assumption on Exhibit 2 to Attachment A. The electronic data file, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.
For each Initial Portfolio Asset listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-Off Date using the Assumption on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Note Purchase Agreements and (c) Agent Confirmations. Where more than one Data Source is listed for a Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer”)	Data Vendor, Note Purchase Agreements
State (labeled as “State”)	Data Vendor, Note Purchase Agreements
Issue Date (labeled as “Issue Date”)	Data Vendor, Note Purchase Agreements
Maturity Date (labeled as “Maturity Date”)	Data Vendor, Note Purchase Agreements
Interest Rate (labeled as “Coupon”)	Data Vendor, Note Purchase Agreements
Principal Balance (in U.S.$) (labeled as “Par Amount”)	Note Purchase Agreements, Agent Confirmations

Attachment A Page 3 of 3

2. (continued)

Characteristics	Data Sources
First Optional Call Date (labeled as “Call Date”)	Data Vendor, Note Purchase Agreements
First Optional Call Price (labeled as “Call Price”)	Data Vendor, Note Purchase Agreements
Payment Dates (labeled as “Pmt Date 1”, “Pmt Date 2”, “Pmt Date 3” and “Pmt Date 4”)	Data Vendor, Note Purchase Agreements
Coupon Reset Rate (labeled as “Reset Spread”)	Data Vendor, Note Purchase Agreements
Coupon Reset Date (labeled as “Reset Date”)	Data Vendor, Note Purchase Agreements
Pre‑Rest Payment Frequency (labeled as “Pay Frequency Pre Reset”)	Data Vendor, Note Purchase Agreements
Post‑Rest Payment Frequency (labeled as “Pay Frequency Post Reset”)	Data Vendor, Note Purchase Agreements
Next Coupon Date (labeled as “Next Coupon Date”)	Data Vendor, Note Purchase Agreements
Note Type (labeled as “Note Type”)	Data Vendor, Note Purchase Agreements

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data File.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data File

(refer to Items 1. and 2.)

Issuer	State		Coupon		Maturity Date		Par Amount		Reset Date

Modern Financial Inc.	NY	A	7.25%	A	9/15/2028	A	7,000,000.00	A	9/15/2023	A
PromiseOne Bancorp	GA		6.70%		11/1/2028		5,000,000.00		11/1/2023
Patriot National Bancorporation	CT		6.25%		6/30/2028		8,000,000.00		6/30/2023
T Bancshares	TX		7.13%		3/31/2028		4,000,000.00		7/18/2023
Timberline Bancorporation	CO		6.50%		6/30/2028		3,500,000.00		6/28/2023
CB&T Holding Corporation	LA		7.00%		12/1/2028		7,000,000.00		12/1/2023
First Bank Chicago Corp.	IL		6.20%		5/25/2028		7,000,000.00		6/30/2023
BayFirst Financial Corp	FL		4.50%		6/30/2031		3,000,000.00		6/30/2026
Treynor Bancshares	IA		5.00%		6/30/2031		5,000,000.00		6/30/2026
Banesco USA	FL		5.50%		12/30/2030		5,000,000.00		12/30/2025
Pedcor Financial	IN		4.50%		3/30/2031		4,000,000.00		3/30/2026
HYPERION BANCSHARES INC	PA		5.38%		5/31/2031		5,000,000.00		7/1/2026
JONESBORO BANCSHARES INC	LA		4.50%		6/9/2031		2,150,000.00		6/30/2026
SWNB BANCORP INC	TX		5.25%		9/30/2031		7,000,000.00		9/30/2026
CapTex Bancshares	TX		4.50%		10/15/2031		4,250,000.00		10/15/2026
Southern Financial Corporation	GA		4.88%		10/20/2031		2,500,000.00		10/20/2026
Catskill Hudson Bancorp	NY		4.25%		10/31/2031		1,000,000.00		10/31/2026
Century Financial Services	NM		6.45%		4/24/2029		4,250,000.00		4/24/2024
Commercial Bank	MO		5.00%		12/1/2031		2,000,000.00		12/1/2026
Pathfinder Bancorp	NY		5.50%		10/15/2030		2,000,000.00		10/15/2025
Golden State Bancorp	CA		4.50%		12/15/2031		7,000,000.00		12/15/2026
Greene County Bancorp	NY		4.75%		9/17/2030		2,500,000.00		9/15/2025
Apex Bancorp	TN		4.25%		11/30/2031		3,500,000.00		N/A
USAL Bancorp	AL		4.13%		12/3/2031		3,500,000.00		12/3/2026
GBank Financial Holdings Inc.	NV		3.88%		12/15/2031		5,000,000.00		12/15/2026
Dart Financial Corporation	MI		4.00%		12/30/2031		5,500,000.00		12/30/2026
Congressional Bancshares	MD		4.00%		1/1/2032		4,000,000.00		1/1/2027
Tradition Bancshares	MN		3.95%		12/30/2031		3,000,000.00		12/30/2026
Greenback Fincorp, Inc.	TX		4.95%		3/15/2032		6,000,000.00		3/15/2027
Endeavor Bank	CA		5.00%		3/17/2032		2,500,000.00		3/17/2027
Pacific Valley Bancorp	CA		5.00%		3/21/2032		7,500,000.00		3/21/2027

Issuer	Issue Date		Call Date		Call Price		Next Coupon Date		Note Type

Modern Financial Inc.	9/10/2018	A	9/15/2023	A	100	A	9/15/2022	A	Fix-To-Float	A
PromiseOne Bancorp	10/26/2018		11/1/2023		100		11/1/2022		Fix-To-Float
Patriot National Bancorporation	6/29/2018		6/30/2023		100		6/30/2022		Fix-To-Float
T Bancshares	3/5/2018		3/5/2023		100		7/18/2022		Fix-To-Float
Timberline Bancorporation	6/28/2018		6/28/2023		100		6/30/2022		Fix-To-Float
CB&T Holding Corporation	11/30/2018		12/1/2023		100		6/30/2022		Fix-To-Float
First Bank Chicago Corp.	5/25/2018		5/25/2023		100		6/30/2022		Fix-To-Float
BayFirst Financial Corp	6/30/2021		6/30/2026		100		6/30/2022		Fix-To-Float
Treynor Bancshares	6/29/2021		6/30/2026		100		6/30/2022		Fix-To-Float
Banesco USA	12/29/2020		12/30/2025		100		6/30/2022		Fix-To-Float
Pedcor Financial	3/19/2021		3/30/2026		100		9/30/2022		Fix-To-Float
HYPERION BANCSHARES INC	5/20/2021		9/30/2026		100		6/30/2022		Fix-To-Float
JONESBORO BANCSHARES INC	6/9/2021		6/9/2026		100		6/30/2022		Fix-To-Float
SWNB BANCORP INC	9/8/2021		9/30/2026		100		6/30/2022		Fix-To-Float
CapTex Bancshares	10/12/2021		10/15/2026		100		10/15/2022		Fix-To-Float
Southern Financial Corporation	10/20/2021		10/20/2026		100		10/20/2022		Fix-To-Float
Catskill Hudson Bancorp	10/21/2021		10/21/2026		100		10/1/2022		Fix-To-Float
Century Financial Services	4/24/2019		4/24/2024		100		6/30/2022		Fix-To-Float
Commercial Bank	11/18/2021		12/1/2026		100		12/1/2022		Fix-To-Float
Pathfinder Bancorp	10/14/2020		10/15/2025		100		10/15/2022		Fix-To-Float
Golden State Bancorp	11/23/2021		11/15/2026		100		12/15/2022		Fix-To-Float
Greene County Bancorp	9/17/2020		9/15/2025		100		9/15/2022		Fix-To-Float
Apex Bancorp	11/30/2021		5/3/2031		100		11/30/2022		Fixed
USAL Bancorp	12/3/2021		12/4/2026		100		12/3/2022		Fix-To-Float
GBank Financial Holdings Inc.	12/14/2021		12/15/2026		100		12/15/2022		Fix-To-Float
Dart Financial Corporation	12/20/2021		12/30/2026		100		6/30/2022		Fix-To-Float
Congressional Bancshares	12/22/2021		1/1/2027		100		7/1/2022		Fix-To-Float
Tradition Bancshares	12/29/2021		12/30/2026		100		6/30/2022		Fix-To-Float
Greenback Fincorp, Inc.	3/15/2022		3/15/2027		100		9/15/2022		Fix-To-Float
Endeavor Bank	3/17/2022		3/17/2027		100		9/17/2022		Fix-To-Float
Pacific Valley Bancorp	3/21/2022		3/21/2027		100		7/1/2022		Fix-To-Float

Issuer	Reset Spread		Pay Frequency Pre Reset		Pay Frequency Post Reset

Modern Financial Inc.	4.37%	A	S/A	A	Qtrly	A
PromiseOne Bancorp	3.53%		S/A		Qtrly
Patriot National Bancorporation	3.33%		S/A		Qtrly
T Bancshares	4.35%		S/A		Qtrly
Timberline Bancorporation	3.57%		S/A		Qrtly
CB&T Holding Corporation	3.97%		Qtrly		Qtrly
First Bank Chicago Corp.	3.26%		Qtrly		Qrtly
BayFirst Financial Corp	3.78%		S/A		Qrtly
Treynor Bancshares	4.27%		S/A		Qrtly
Banesco USA	5.24%		S/A		Qrtly
Pedcor Financial	3.84%		S/A		Qrtly
HYPERION BANCSHARES INC	4.72%		S/A		Qrtly
JONESBORO BANCSHARES INC	3.80%		S/A		Qrtly
SWNB BANCORP INC	4.60%		Qtrly		Qrtly
CapTex Bancshares	3.65%		S/A		Qrtly
Southern Financial Corporation	3.93%		S/A		Qrtly
Catskill Hudson Bancorp	3.03%		S/A		Qrtly
Century Financial Services	4.01%		Qtrly		Qrtly
Commercial Bank	4.95%		S/A		Qrtly
Pathfinder Bancorp	5.32%		S/A		Qrtly
Golden State Bancorp	3.35%		S/A		Qrtly
Greene County Bancorp	4.65%		S/A		Qrtly
Apex Bancorp	Fixed		S/A		N/A
USAL Bancorp	2.99%		S/A		Qrtly
GBank Financial Holdings Inc.	2.89%		S/A		Qrtly
Dart Financial Corporation	2.91%		S/A		Qrtly
Congressional Bancshares	2.89%		S/A		Qrtly
Tradition Bancshares	2.93%		S/A		Qrtly
Greenback Fincorp, Inc.	3.37%		S/A		Qrtly
Endeavor Bank	3.44%		S/A		Qrtly
Pacific Valley Bancorp	3.05%		S/A		Qrtly

Issuer	Pmt Date 1	Pmt Date 2	Pmt Date 3	Pmt Date 4

Modern Financial Inc.	9/15/2021	3/15/2022	9/15/2022	3/15/2023	A
PromiseOne Bancorp	11/1/2021	5/1/2022	11/1/2022	5/1/2023
Patriot National Bancorporation	12/30/2021	6/30/2022	12/30/2022	6/30/2023
T Bancshares	7/18/2021	1/18/2022	7/18/2022	1/18/2023
Timberline Bancorporation	12/31/2021	6/30/2022	12/30/2022	6/30/2023
CB&T Holding Corporation	12/31/2021	3/31/2022	6/30/2022	9/30/2022
First Bank Chicago Corp.	12/30/2021	3/30/2022	6/30/2022	9/30/2022
BayFirst Financial Corp	12/30/2021	6/30/2022	12/30/2022	6/30/2023
Treynor Bancshares	12/30/2021	6/30/2022	12/30/2022	6/30/2023
Banesco USA	12/30/2021	6/30/2022	12/30/2022	6/30/2023
Pedcor Financial	9/30/2021	3/30/2022	9/30/2022	3/30/2023
HYPERION BANCSHARES INC	12/30/2021	6/30/2022	12/30/2022	6/30/2023
JONESBORO BANCSHARES INC	12/31/2021	6/30/2022	12/30/2022	6/30/2023
SWNB BANCORP INC	9/30/2021	12/30/2021	3/30/2022	6/30/2022
CapTex Bancshares	4/15/2022	10/15/2022	4/15/2023	10/15/2023
Southern Financial Corporation	4/20/2022	10/20/2022	4/20/2023	10/20/2023
Catskill Hudson Bancorp	4/1/2022	10/1/2022	4/1/2023	10/1/2023
Century Financial Services	12/31/2021	3/31/2022	6/30/2022	9/30/2022
Commercial Bank	6/1/2022	12/1/2022	6/1/2023	12/1/2023
Pathfinder Bancorp	4/15/2022	10/15/2022	4/15/2023	10/15/2023
Golden State Bancorp	12/15/2021	6/15/2022	12/15/2022	6/15/2023
Greene County Bancorp	3/15/2022	9/15/2022	3/15/2023	9/15/2023
Apex Bancorp	5/30/2022	11/30/2022	5/30/2023	11/30/2023
USAL Bancorp	6/3/2022	12/3/2022	6/3/2023	12/3/2023
GBank Financial Holdings Inc.	6/15/2022	12/15/2022	6/15/2023	12/15/2023
Dart Financial Corporation	6/30/2022	12/30/2022	6/30/2023	12/30/2023
Congressional Bancshares	7/1/2022	1/1/2023	7/1/2023	1/1/2024
Tradition Bancshares	6/30/2022	12/30/2022	6/30/2023	12/30/2023
Greenback Fincorp, Inc.	9/15/2022	3/15/2023	9/15/2023	3/15/2024
Endeavor Bank	9/17/2022	3/17/2023	9/17/2023	3/17/2024
Pacific Valley Bancorp	7/1/2022	1/1/2023	7/1/2023	1/1/2024

Exhibit 2 to Attachment A

Assumption

(refer to Items 1. and 2.)

For the purpose of comparing the “Principal Balance (in U.S.$)” Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Source Documents is more or equal to the value on the Pricing Date Data File. We performed no additional procedures to reconcile any differences.